Quarterly Holdings Report
for
Fidelity® Capital & Income Fund
January 31, 2024
CAI-NPRT3-0324
1.813054.119
Corporate Bonds - 60.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.5%
Broadcasting - 0.4%
DISH Network Corp.:
0% 12/15/25	37,425	26,628
3.375% 8/15/26	53,665	31,126
		57,754
Diversified Financial Services - 0.1%
New Cotai LLC 5% 2/24/27 (b)	4,239	8,736
TOTAL CONVERTIBLE BONDS		66,490
Nonconvertible Bonds - 60.1%
Aerospace - 3.2%
ATI, Inc.:
4.875% 10/1/29	6,080	5,618
5.125% 10/1/31	5,395	4,923
Bombardier, Inc.:
6% 2/15/28 (c)	6,075	5,919
7.125% 6/15/26 (c)	9,394	9,472
7.875% 4/15/27 (c)	22,942	22,913
8.75% 11/15/30 (c)	9,040	9,487
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)	11,215	10,335
Moog, Inc. 4.25% 12/15/27 (c)	3,455	3,235
Rolls-Royce PLC 5.75% 10/15/27 (c)	10,870	10,876
TransDigm, Inc.:
4.625% 1/15/29	38,080	35,607
4.875% 5/1/29	25,000	23,365
5.5% 11/15/27	124,228	121,278
6.25% 3/15/26 (c)	17,925	17,803
6.75% 8/15/28 (c)	27,225	27,633
6.875% 12/15/30 (c)	47,905	49,026
7.125% 12/1/31 (c)	12,085	12,596
7.5% 3/15/27	18,012	18,059
Triumph Group, Inc. 9% 3/15/28 (c)	8,905	9,396
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (c)	8,905	7,546
		405,087
Air Transportation - 1.4%
Air Canada 3.875% 8/15/26 (c)	9,105	8,660
Allegiant Travel Co. 7.25% 8/15/27 (c)	8,870	8,670
American Airlines, Inc.:
7.25% 2/15/28 (c)	19,595	19,861
8.5% 5/15/29 (c)	20,045	21,248
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (c)	29,825	29,289
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (c)	22,205	20,893
Rand Parent LLC 8.5% 2/15/30 (c)	14,880	14,732
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (c)	7,779	5,076
8% 9/20/25 (c)	2,960	1,931
United Airlines, Inc.:
4.375% 4/15/26 (c)	30,025	28,963
4.625% 4/15/29 (c)	18,025	16,674
		175,997
Automotive & Auto Parts - 1.2%
Adient Global Holdings Ltd. 7% 4/15/28 (c)	5,935	6,068
Allison Transmission, Inc. 5.875% 6/1/29 (c)	7,960	7,911
Arko Corp. 5.125% 11/15/29 (c)	9,105	8,024
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (c)	11,885	12,043
Dana, Inc.:
4.25% 9/1/30	8,870	7,756
4.5% 2/15/32	9,135	7,854
Exide Technologies:
11% pay-in-kind (b)(c)(d)(e)	1,760	0
11% pay-in-kind (b)(c)(d)(e)	891	0
LCM Investments Holdings 8.25% 8/1/31 (c)	7,185	7,374
Macquarie AirFinance Holdings 8.125% 3/30/29 (c)	8,990	9,328
McLaren Finance PLC 7.5% 8/1/26 (c)	8,290	7,267
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)	14,525	13,616
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (c)(e)(f)	30,350	30,411
Tenneco, Inc. 8% 11/17/28 (c)	17,960	15,645
Wand NewCo 3, Inc. 7.625% 1/30/32 (c)	12,115	12,512
		145,809
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
8% 11/1/31	20,638	22,799
8% 11/1/31	144,500	159,884
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)	27,225	25,400
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (c)	8,740	7,990
		216,073
Broadcasting - 1.0%
DISH Network Corp. 11.75% 11/15/27 (c)	41,575	43,392
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)	2,820	2,425
Sirius XM Radio, Inc.:
3.875% 9/1/31 (c)	12,130	10,113
4% 7/15/28 (c)	10,140	9,208
5% 8/1/27 (c)	8,280	7,959
Univision Communications, Inc.:
4.5% 5/1/29 (c)	12,060	10,717
7.375% 6/30/30 (c)	39,140	38,373
		122,187
Building Materials - 0.7%
Advanced Drain Systems, Inc.:
5% 9/30/27 (c)	2,325	2,239
6.375% 6/15/30 (c)	6,050	6,100
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (c)	6,555	6,457
James Hardie International Finance Ltd. 5% 1/15/28 (c)	4,136	4,007
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)	4,125	3,754
Smyrna Ready Mix LLC 8.875% 11/15/31 (c)	24,115	25,334
SRS Distribution, Inc.:
4.625% 7/1/28 (c)	11,605	10,825
6.125% 7/1/29 (c)	4,870	4,609
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29 (c)	10,525	10,193
7.25% 1/15/31 (c)	9,155	9,511
		83,029
Cable/Satellite TV - 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	16,515	13,964
4.5% 8/15/30 (c)	21,660	18,837
4.5% 5/1/32	9,655	8,055
4.75% 3/1/30 (c)	63,365	56,307
4.75% 2/1/32 (c)	26,255	22,520
5% 2/1/28 (c)	62,550	58,787
5.125% 5/1/27 (c)	32,980	31,810
5.375% 6/1/29 (c)	18,080	16,811
6.375% 9/1/29 (c)	11,825	11,514
CSC Holdings LLC:
5.375% 2/1/28 (c)	7,090	6,091
6.5% 2/1/29 (c)	8,975	7,629
DISH DBS Corp. 5.75% 12/1/28 (c)	15,220	10,239
VZ Secured Financing BV 5% 1/15/32 (c)	24,310	21,252
Ziggo BV 4.875% 1/15/30 (c)	7,990	7,144
		290,960
Capital Goods - 0.2%
ATS Corp. 4.125% 12/15/28 (c)	7,895	7,168
Chart Industries, Inc. 7.5% 1/1/30 (c)	15,680	16,096
		23,264
Chemicals - 1.9%
Compass Minerals International, Inc. 6.75% 12/1/27 (c)	24,600	24,263
Ingevity Corp. 3.875% 11/1/28 (c)	11,105	9,784
LSB Industries, Inc. 6.25% 10/15/28 (c)	21,105	20,041
NOVA Chemicals Corp. 8.5% 11/15/28 (c)	8,160	8,539
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (c)	15,305	13,969
7.125% 10/1/27 (c)	7,080	7,105
9.75% 11/15/28 (c)	30,040	31,782
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (c)	7,820	7,261
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)	14,015	13,624
The Chemours Co. LLC:
4.625% 11/15/29 (c)	3,565	3,097
5.375% 5/15/27	32,330	31,450
5.75% 11/15/28 (c)	17,955	16,935
Tronox, Inc. 4.625% 3/15/29 (c)	13,295	11,738
W.R. Grace Holding LLC:
5.625% 8/15/29 (c)	28,310	24,962
7.375% 3/1/31 (c)	5,940	6,052
		230,602
Consumer Products - 1.0%
Angi Group LLC 3.875% 8/15/28 (c)	5,530	4,755
Foundation Building Materials, Inc. 6% 3/1/29 (c)	5,845	5,136
Gannett Holdings LLC 6% 11/1/26 (c)	8,785	7,928
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (c)	8,760	8,350
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (c)	16,195	15,129
7.75% 2/15/29 (c)	17,680	17,091
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)	8,380	7,763
Tempur Sealy International, Inc.:
3.875% 10/15/31 (c)	15,965	13,472
4% 4/15/29 (c)	15,925	14,368
The Scotts Miracle-Gro Co. 4% 4/1/31	11,945	9,990
TKC Holdings, Inc. 6.875% 5/15/28 (c)	20,025	18,273
Windsor Holdings III, LLC 8.5% 6/15/30 (c)	5,960	6,136
		128,391
Containers - 0.5%
BWAY Holding Co. 7.875% 8/15/26 (c)	11,865	11,989
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,075
7.5% 12/15/96	12,871	15,223
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)	6,000	5,355
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)	7,880	7,041
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)	4,230	3,977
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% 2/1/28 (c)	5,935	5,956
Trident TPI Holdings, Inc. 12.75% 12/31/28 (c)	5,870	6,261
		60,877
Diversified Financial Services - 2.2%
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)	15,505	14,702
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)	6,915	6,293
Coinbase Global, Inc.:
3.375% 10/1/28 (c)	29,675	24,322
3.625% 10/1/31 (c)	18,050	13,537
Compass Group Diversified Holdings LLC:
5% 1/15/32 (c)	6,090	5,479
5.25% 4/15/29 (c)	17,730	16,883
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (c)	9,065	9,562
Hightower Holding LLC 6.75% 4/15/29 (c)	5,945	5,402
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	11,165	9,331
5.25% 5/15/27	38,210	34,341
6.25% 5/15/26	24,085	23,076
6.375% 12/15/25	8,305	8,171
MSCI, Inc. 4% 11/15/29 (c)	3,245	3,015
OneMain Finance Corp.:
4% 9/15/30	5,610	4,751
5.375% 11/15/29	9,400	8,697
6.625% 1/15/28	7,305	7,279
6.875% 3/15/25	19,480	19,553
7.125% 3/15/26	50,145	50,829
7.875% 3/15/30	6,055	6,151
Williams Scotsman, Inc. 7.375% 10/1/31 (c)	5,990	6,274
		277,648
Energy - 8.5%
Altus Midstream LP 5.875% 6/15/30 (c)	9,060	8,899
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (c)	9,060	8,698
5.75% 1/15/28 (c)	17,645	17,321
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	7,820	7,239
Borr IHC Ltd. / Borr Finance Ltd.:
10% 11/15/28 (c)	9,015	9,331
10.375% 11/15/30 (c)	3,005	3,110
CGG SA 8.75% 4/1/27 (c)	11,985	10,560
Chesapeake Energy Corp.:
5.875% 2/1/29 (c)	5,840	5,800
6.75% 4/15/29 (c)	8,995	9,099
7% (b)(d)	6,915	0
8% (b)(d)	2,132	0
8% (b)(d)	3,385	0
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	8,760	8,745
7% 6/15/25 (c)	22,045	22,042
8.375% 1/15/29 (c)	26,350	27,377
Civitas Resources, Inc. 8.625% 11/1/30 (c)	12,020	12,820
CNX Midstream Partners LP 4.75% 4/15/30 (c)	6,435	5,607
CNX Resources Corp.:
6% 1/15/29 (c)	5,345	5,165
7.375% 1/15/31 (c)	5,930	6,022
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	32,085	27,803
6.75% 3/1/29 (c)	20,060	18,420
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (c)	16,090	16,493
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)	5,055	4,992
CVR Energy, Inc.:
5.25% 2/15/25 (c)	16,990	16,969
5.75% 2/15/28 (c)	22,655	20,929
8.5% 1/15/29 (c)	42,375	42,428
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125% 6/1/28 (c)	17,655	16,822
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (c)	5,990	6,157
DT Midstream, Inc.:
4.125% 6/15/29 (c)	9,070	8,333
4.375% 6/15/31 (c)	9,070	8,125
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)	21,251	21,152
Energy Transfer LP:
5.5% 6/1/27	16,735	16,947
5.625% 5/1/27 (c)	18,015	17,981
5.75% 4/1/25	4,790	4,788
6% 2/1/29 (c)	25,785	25,911
7.375% 2/1/31 (c)	5,000	5,256
EnLink Midstream LLC 6.5% 9/1/30 (c)	17,745	18,108
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (c)	7,505	7,698
Hess Midstream Operations LP:
4.25% 2/15/30 (c)	9,875	9,084
5.125% 6/15/28 (c)	11,235	10,899
5.5% 10/15/30 (c)	6,060	5,924
5.625% 2/15/26 (c)	15,535	15,437
HF Sinclair Corp.:
5% 2/1/28 (c)	7,615	7,390
6.375% 4/15/27 (c)	6,050	6,075
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)	12,280	12,235
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (c)	14,895	15,644
Jonah Energy Parent LLC 12% 11/5/25 (b)(g)	6,742	7,130
MEG Energy Corp. 7.125% 2/1/27 (c)	11,335	11,475
Mesquite Energy, Inc. 7.25% (b)(c)(d)	21,977	0
Nabors Industries Ltd. 7.5% 1/15/28 (c)	9,715	8,889
Nabors Industries, Inc. 9.125% 1/31/30 (c)	12,085	12,297
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)	23,915	23,170
6.75% 9/15/25 (c)	15,106	14,926
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	11,090	11,287
Noble Finance II LLC 8% 4/15/30 (c)	5,935	6,163
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (c)	6,005	6,098
8.75% 6/15/31 (c)	11,950	12,490
NuStar Logistics LP 6% 6/1/26	12,025	11,997
Occidental Petroleum Corp. 7.2% 3/15/29	3,964	4,241
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	27,530	26,907
7.875% 9/15/30 (c)	18,055	18,702
Permian Resources Operating LLC 5.875% 7/1/29 (c)	8,645	8,494
Seadrill Finance Ltd. 8.375% 8/1/30 (c)	11,920	12,403
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (c)	15,045	15,428
SM Energy Co.:
5.625% 6/1/25	6,330	6,269
6.625% 1/15/27	21,320	21,220
6.75% 9/15/26	4,550	4,544
Southern Natural Gas Co. LLC:
7.35% 2/15/31	23,497	25,146
8% 3/1/32	12,475	14,658
Southwestern Energy Co.:
5.375% 3/15/30	12,145	11,737
5.7% 1/23/25 (h)	244	243
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (c)	12,070	10,849
Sunnova Energy Corp.:
5.875% 9/1/26 (c)	3,020	2,507
11.75% 10/1/28 (c)	18,140	15,781
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	10,170	9,475
4.5% 4/30/30	12,185	11,263
7% 9/15/28 (c)	5,990	6,123
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (c)	595	573
6% 3/1/27 (c)	5,935	5,839
6% 9/1/31 (c)	11,485	10,579
Talos Production, Inc.:
9% 2/1/29 (c)(i)	5,340	5,411
9.375% 2/1/31 (c)(i)	6,055	6,191
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	10,360	9,935
Teine Energy Ltd. 6.875% 4/15/29 (c)	8,990	8,527
Transocean Titan Finance Ltd. 8.375% 2/1/28 (c)	12,289	12,702
Transocean, Inc.:
7.5% 1/15/26 (c)	2,980	2,950
8% 2/1/27 (c)	8,940	8,869
8.75% 2/15/30 (c)	22,453	23,269
11.5% 1/30/27 (c)	12,025	12,566
Unit Corp. 0% 12/1/29 (b)	2,202	0
Valaris Ltd. 8.375% 4/30/30 (c)	5,985	6,136
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)	7,585	6,779
4.125% 8/15/31 (c)	7,585	6,708
6.25% 1/15/30 (c)	23,810	23,829
		1,058,610
Environmental - 0.8%
Clean Harbors, Inc. 6.375% 2/1/31 (c)	4,960	5,025
Covanta Holding Corp.:
4.875% 12/1/29 (c)	26,475	22,866
5% 9/1/30	13,761	11,698
Darling Ingredients, Inc. 6% 6/15/30 (c)	13,885	13,799
GFL Environmental, Inc.:
4% 8/1/28 (c)	9,105	8,352
4.75% 6/15/29 (c)	12,095	11,354
6.75% 1/15/31 (c)	8,975	9,179
Madison IAQ LLC:
4.125% 6/30/28 (c)	11,390	10,466
5.875% 6/30/29 (c)	9,085	8,073
		100,812
Food & Drug Retail - 1.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	36,160	32,671
4.625% 1/15/27 (c)	25,300	24,543
4.875% 2/15/30 (c)	44,700	42,721
BellRing Brands, Inc. 7% 3/15/30 (c)	14,740	15,091
Murphy Oil U.S.A., Inc.:
3.75% 2/15/31 (c)	5,300	4,572
4.75% 9/15/29	6,860	6,498
5.625% 5/1/27	6,030	6,023
Parkland Corp.:
4.5% 10/1/29 (c)	8,995	8,272
4.625% 5/1/30 (c)	12,175	11,217
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)	11,130	11,274
		162,882
Food/Beverage/Tobacco - 1.6%
C&S Group Enterprises LLC 5% 12/15/28 (c)	8,615	6,996
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)	6,285	5,882
Fiesta Purchaser, Inc. 7.875% 3/1/31 (c)(i)	11,455	11,455
KeHE Distributor / Nextwave 9% 2/15/29 (c)(i)	21,910	22,108
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)	7,777	7,950
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (c)	12,150	11,087
4.375% 1/31/32 (c)	6,075	5,452
Performance Food Group, Inc.:
4.25% 8/1/29 (c)	8,495	7,784
5.5% 10/15/27 (c)	8,855	8,636
Post Holdings, Inc.:
4.5% 9/15/31 (c)	47,500	42,667
4.625% 4/15/30 (c)	15,630	14,374
5.5% 12/15/29 (c)	21,040	20,338
Simmons Foods, Inc. 4.625% 3/1/29 (c)	8,340	7,171
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	6,360	5,484
U.S. Foods, Inc.:
4.625% 6/1/30 (c)	7,520	7,009
7.25% 1/15/32 (c)	5,990	6,275
United Natural Foods, Inc. 6.75% 10/15/28 (c)	7,750	6,510
		197,178
Gaming - 2.2%
Affinity Interactive 6.875% 12/15/27 (c)	4,295	3,887
Boyd Gaming Corp. 4.75% 6/15/31 (c)	15,120	13,890
Caesars Entertainment, Inc.:
6.25% 7/1/25 (c)	41,240	41,381
7% 2/15/30 (c)	17,800	18,292
Churchill Downs, Inc.:
5.75% 4/1/30 (c)	14,970	14,482
6.75% 5/1/31 (c)	11,880	12,015
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (c)	25,865	23,668
6.75% 1/15/30 (c)	34,295	30,833
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)	8,585	8,146
Light & Wonder International, Inc. 7.5% 9/1/31 (c)	5,990	6,233
Melco Resorts Finance Ltd.:
5.25% 4/26/26 (c)	8,910	8,520
5.75% 7/21/28 (c)	4,420	4,118
MGM Resorts International 4.75% 10/15/28	11,125	10,540
Ontario Gaming GTA LP 8% 8/1/30 (c)	12,285	12,807
Premier Entertainment Sub LLC:
5.625% 9/1/29 (c)	13,730	10,296
5.875% 9/1/31 (c)	2,100	1,525
Station Casinos LLC 4.625% 12/1/31 (c)	9,135	8,199
Studio City Finance Ltd. 5% 1/15/29 (c)	5,700	4,845
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (c)	11,195	10,293
4.25% 12/1/26 (c)	21,450	20,651
4.625% 12/1/29 (c)	12,240	11,583
		276,204
Healthcare - 4.2%
180 Medical, Inc. 3.875% 10/15/29 (c)	6,495	5,805
Avantor Funding, Inc. 3.875% 11/1/29 (c)	6,075	5,514
Bausch & Lomb Escrow Corp. 8.375% 10/1/28 (c)	11,980	12,430
Bausch Health Companies, Inc.:
4.875% 6/1/28 (c)	1,210	684
5.75% 8/15/27 (c)	18,030	10,770
6.125% 2/1/27 (c)	26,545	16,797
11% 9/30/28 (c)	5,140	3,497
Cano Health, Inc. 6.25% 10/1/28 (c)	4,050	314
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	10,515	9,563
4% 3/15/31 (c)	12,085	10,740
4.25% 5/1/28 (c)	3,400	3,212
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	21,790	17,298
5.25% 5/15/30 (c)	18,245	15,105
6% 1/15/29 (c)	8,490	7,671
6.125% 4/1/30 (c)	21,795	14,186
8% 3/15/26 (c)	19,026	18,752
10.875% 1/15/32 (c)	19,370	20,263
DaVita, Inc.:
3.75% 2/15/31 (c)	4,180	3,446
4.625% 6/1/30 (c)	31,515	27,884
Grifols SA 4.75% 10/15/28 (c)	6,075	5,225
HealthEquity, Inc. 4.5% 10/1/29 (c)	6,410	5,985
IQVIA, Inc. 5% 5/15/27 (c)	12,070	11,796
Jazz Securities DAC 4.375% 1/15/29 (c)	12,305	11,350
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)	7,010	5,687
Modivcare, Inc. 5.875% 11/15/25 (c)	8,105	8,004
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)	10,465	9,173
3.875% 5/15/32 (c)	12,160	10,408
4.375% 6/15/28 (c)	7,525	7,054
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	21,010	19,223
5.125% 4/30/31 (c)	18,260	15,688
Owens & Minor, Inc. 4.5% 3/31/29 (c)	8,310	7,293
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	10,405	9,365
Tenet Healthcare Corp.:
4.25% 6/1/29	17,640	16,376
4.375% 1/15/30	43,755	40,487
4.875% 1/1/26	30,115	29,847
5.125% 11/1/27	18,070	17,546
6.125% 6/15/30	30,025	30,014
6.25% 2/1/27	35,815	35,709
6.75% 5/15/31 (c)	6,005	6,142
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	6,085	5,862
5.125% 5/9/29	6,085	5,865
7.875% 9/15/29	5,935	6,402
		524,432
Homebuilders/Real Estate - 1.6%
Arcosa, Inc. 4.375% 4/15/29 (c)	8,410	7,836
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (c)	8,940	8,091
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)	7,775	6,895
Century Communities, Inc. 3.875% 8/15/29 (c)	9,110	8,197
Greystar Real Estate Partners 7.75% 9/1/30 (c)	5,305	5,576
LGI Homes, Inc. 8.75% 12/15/28 (c)	6,060	6,398
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	11,190	6,860
4.625% 8/1/29	18,080	12,225
5% 10/15/27	38,043	28,794
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29	8,020	7,522
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (c)	10,725	10,215
5.875% 6/15/27 (c)	9,260	9,180
TopBuild Corp. 3.625% 3/15/29 (c)	5,910	5,347
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	16,130	16,122
TRI Pointe Homes, Inc. 5.7% 6/15/28	14,380	14,143
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (c)	31,410	26,769
6.5% 2/15/29 (c)	14,000	9,875
10.5% 2/15/28 (c)	4,785	4,871
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)	5,045	4,702
		199,618
Hotels - 0.4%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)	17,635	19,292
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (c)	5,595	5,134
4% 5/1/31 (c)	8,395	7,545
4.875% 1/15/30	6,900	6,650
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	8,435	8,278
		46,899
Insurance - 2.6%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (c)	9,105	8,352
8.25% 2/1/29 (c)	28,450	28,523
10.125% 8/1/26 (c)	1,800	1,874
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27 (c)	11,125	10,349
5.875% 11/1/29 (c)	9,115	8,632
6.75% 10/15/27 (c)	49,965	48,782
6.75% 4/15/28 (c)	35,177	35,502
7% 1/15/31 (c)	10,385	10,495
AmWINS Group, Inc. 4.875% 6/30/29 (c)	8,805	8,218
AssuredPartners, Inc.:
5.625% 1/15/29 (c)	8,355	7,891
7% 8/15/25 (c)	4,926	4,923
GTCR AP Finance, Inc. 8% 5/15/27 (c)	6,010	6,021
HUB International Ltd.:
5.625% 12/1/29 (c)	36,135	34,097
7.25% 6/15/30 (c)	38,895	40,010
7.375% 1/31/32 (c)	15,140	15,505
MGIC Investment Corp. 5.25% 8/15/28	7,710	7,509
National Financial Partners Corp.:
4.875% 8/15/28 (c)	12,015	11,918
6.875% 8/15/28 (c)	24,305	24,441
8.5% 10/1/31 (c)	7,790	8,572
USI, Inc. 7.5% 1/15/32 (c)	8,005	8,115
		329,729
Leisure - 2.1%
Boyne U.S.A., Inc. 4.75% 5/15/29 (c)	6,360	5,826
Carnival Corp.:
4% 8/1/28 (c)	56,090	51,884
7% 8/15/29 (c)	6,075	6,318
7.625% 3/1/26 (c)	19,665	19,975
9.875% 8/1/27 (c)	16,600	17,420
Merlin Entertainments PLC 5.75% 6/15/26 (c)	7,725	7,628
NCL Corp. Ltd. 5.875% 2/15/27 (c)	12,100	11,921
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (c)	9,125	8,979
7.25% 1/15/30 (c)	5,940	6,191
8.25% 1/15/29 (c)	32,435	34,408
9.25% 1/15/29 (c)	34,425	36,977
11.625% 8/15/27 (c)	11,825	12,863
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (c)	12,145	11,311
Vail Resorts, Inc. 6.25% 5/15/25 (c)	6,250	6,259
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	4,965	4,835
Voc Escrow Ltd. 5% 2/15/28 (c)	19,690	18,802
		261,597
Metals/Mining - 1.5%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (c)	15,485	14,214
6.125% 5/15/28 (c)	3,565	3,572
Arsenal AIC Parent LLC 8% 10/1/30 (c)	7,040	7,343
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (c)	23,720	22,238
4.875% 3/1/31 (c)	11,440	10,298
6.75% 4/15/30 (c)	3,000	3,026
Eldorado Gold Corp. 6.25% 9/1/29 (c)	13,719	13,034
ERO Copper Corp. 6.5% 2/15/30 (c)	9,085	8,222
First Quantum Minerals Ltd.:
6.875% 3/1/26 (c)	28,325	26,650
8.625% 6/1/31 (c)	21,965	20,167
FMG Resources Pty Ltd.:
4.375% 4/1/31 (c)	8,990	8,091
4.5% 9/15/27 (c)	9,015	8,667
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	7,020	6,802
Mineral Resources Ltd.:
8% 11/1/27 (c)	6,040	6,177
8.125% 5/1/27 (c)	18,015	18,195
8.5% 5/1/30 (c)	4,475	4,604
9.25% 10/1/28 (c)	10,605	11,202
Murray Energy Corp.:
11.25% (b)(c)(d)	8,915	0
12% pay-in-kind (b)(c)(d)(e)	10,343	0
		192,502
Paper - 0.8%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (c)	5,915	5,170
4% 9/1/29 (c)	11,830	9,588
6% 6/15/27 (c)	6,045	5,977
Cascades, Inc.:
5.125% 1/15/26 (c)	5,600	5,502
5.375% 1/15/28 (c)	5,600	5,477
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (c)	7,185	7,149
8.75% 4/15/30 (c)	44,650	42,415
Mercer International, Inc. 5.125% 2/1/29	15,060	12,929
		94,207
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (c)	15,860	15,868
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (c)	12,115	11,401
4% 10/15/30 (c)	39,005	34,862
4.375% 1/15/28 (c)	10,600	10,082
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (c)	5,565	5,175
Garden SpinCo Corp. 8.625% 7/20/30 (c)	5,205	5,569
Papa John's International, Inc. 3.875% 9/15/29 (c)	5,560	4,936
Yum! Brands, Inc. 4.625% 1/31/32	11,975	11,108
		83,133
Services - 3.9%
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)	9,010	8,504
AECOM 5.125% 3/15/27	11,885	11,682
Artera Services LLC 9.033% 12/4/25 (c)	13,645	13,912
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (c)	11,130	10,018
4.625% 6/1/28 (c)	7,690	6,929
Brand Industrial Services, Inc. 10.375% 8/1/30 (c)	44,695	47,209
CoreCivic, Inc. 8.25% 4/15/26	32,260	33,067
Fair Isaac Corp. 4% 6/15/28 (c)	2,910	2,710
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (c)	8,765	8,620
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)	16,800	15,254
Hertz Corp.:
4.625% 12/1/26 (c)	5,180	4,659
5% 12/1/29 (c)	10,055	7,946
5.5% (b)(c)(d)	10,890	327
6% (b)(c)(d)	10,285	874
6.25% (b)(d)	11,875	356
7.125% (b)(c)(d)	10,285	874
Iron Mountain, Inc.:
4.5% 2/15/31 (c)	22,025	19,749
4.875% 9/15/29 (c)	24,110	22,530
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (c)	47,450	45,315
OpenLane, Inc. 5.125% 6/1/25 (c)	10,355	10,202
Service Corp. International 4% 5/15/31	12,070	10,744
Sotheby's 7.375% 10/15/27 (c)	4,960	4,767
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (c)	9,045	7,808
The Brink's Co. 4.625% 10/15/27 (c)	12,180	11,567
The GEO Group, Inc.:
9.5% 12/31/28 (c)	9,655	9,414
10.5% 6/30/28	24,580	25,010
TriNet Group, Inc. 3.5% 3/1/29 (c)	8,865	7,824
Uber Technologies, Inc.:
4.5% 8/15/29 (c)	27,335	25,874
6.25% 1/15/28 (c)	9,175	9,226
7.5% 9/15/27 (c)	35,255	36,020
8% 11/1/26 (c)	51,060	51,990
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	9,760	9,382
		480,363
Steel - 0.1%
Algoma Steel SCA 0% 12/31/24 (b)	1,982	0
ATI, Inc. 7.25% 8/15/30	5,985	6,159
Commercial Metals Co. 3.875% 2/15/31	6,135	5,411
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)	4,375	4,021
		15,591
Super Retail - 1.4%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	3,534	3,322
4.625% 11/15/29 (c)	10,005	9,217
4.75% 3/1/30	3,523	3,260
5% 2/15/32 (c)	10,800	9,761
Bath & Body Works, Inc.:
6.625% 10/1/30 (c)	23,165	23,470
6.75% 7/1/36	12,766	12,578
7.5% 6/15/29	8,335	8,616
Carvana Co.:
12% 12/1/28 pay-in-kind (c)(e)	3,771	3,350
13% 6/1/30 pay-in-kind (c)(e)	5,658	5,021
14% 6/1/31 pay-in-kind (c)(e)	6,694	5,968
EG Global Finance PLC 12% 11/30/28 (c)	75,530	79,834
LBM Acquisition LLC 6.25% 1/15/29 (c)	17,805	16,158
		180,555
Technology - 3.6%
Acuris Finance U.S. 5% 5/1/28 (c)	9,045	7,906
Block, Inc. 3.5% 6/1/31	12,070	10,398
CA Magnum Holdings 5.375% 10/31/26 (c)	4,870	4,547
Camelot Finance SA 4.5% 11/1/26 (c)	10,590	10,211
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (c)	10,695	9,856
4.875% 7/1/29 (c)	10,115	9,443
Cloud Software Group, Inc.:
6.5% 3/31/29 (c)	92,590	86,454
9% 9/30/29 (c)	8,900	8,423
Coherent Corp. 5% 12/15/29 (c)	9,495	8,890
Crowdstrike Holdings, Inc. 3% 2/15/29	8,870	7,927
Elastic NV 4.125% 7/15/29 (c)	24,245	21,997
Gen Digital, Inc. 5% 4/15/25 (c)	10,050	9,996
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (c)	11,810	10,693
5.25% 12/1/27 (c)	9,345	9,175
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)	12,040	11,032
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (c)	9,100	8,207
MicroStrategy, Inc. 6.125% 6/15/28 (c)	23,020	21,962
NCR Atleos Corp. 9.5% 4/1/29 (c)	8,995	9,648
NCR Voyix Corp.:
5% 10/1/28 (c)	5,530	5,214
5.125% 4/15/29 (c)	8,870	8,299
5.25% 10/1/30 (c)	5,530	5,088
ON Semiconductor Corp. 3.875% 9/1/28 (c)	11,065	10,111
Open Text Corp. 6.9% 12/1/27 (c)	10,610	11,007
Open Text Holdings, Inc.:
4.125% 2/15/30 (c)	5,690	5,150
4.125% 12/1/31 (c)	5,485	4,871
PTC, Inc.:
3.625% 2/15/25 (c)	6,650	6,528
4% 2/15/28 (c)	6,575	6,205
Roblox Corp. 3.875% 5/1/30 (c)	9,120	8,012
Seagate HDD Cayman:
8.25% 12/15/29 (c)	19,590	21,092
8.5% 7/15/31 (c)	12,720	13,819
Sensata Technologies BV 4% 4/15/29 (c)	11,970	10,959
Synaptics, Inc. 4% 6/15/29 (c)	7,015	6,220
TTM Technologies, Inc. 4% 3/1/29 (c)	8,870	7,995
Twilio, Inc.:
3.625% 3/15/29	9,995	9,032
3.875% 3/15/31	10,460	9,222
UKG, Inc. 6.875% 2/1/31 (c)	9,090	9,192
Unisys Corp. 6.875% 11/1/27 (c)	6,095	5,524
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)	19,670	16,809
		447,114
Telecommunications - 3.0%
Altice Financing SA:
5% 1/15/28 (c)	14,560	13,084
5.75% 8/15/29 (c)	25,600	22,310
Altice France SA:
5.125% 7/15/29 (c)	61,630	45,057
5.5% 1/15/28 (c)	1,160	906
5.5% 10/15/29 (c)	106,150	78,208
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	37,020	34,957
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	19,575	18,065
5.875% 10/15/27 (c)	10,375	9,979
Intelsat Jackson Holdings SA 6.5% 3/15/30 (c)	25,303	23,901
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)	14,860	13,078
6.75% 10/15/27 (c)	10,157	9,784
Millicom International Cellular SA 4.5% 4/27/31 (c)	1,725	1,438
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (c)	6,070	5,840
Qwest Corp. 7.25% 9/15/25	1,480	1,450
Sable International Finance Ltd. 5.75% 9/7/27 (c)	24,010	23,050
SBA Communications Corp.:
3.125% 2/1/29	13,305	11,858
3.875% 2/15/27	17,015	16,238
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (c)	7,365	4,879
VMED O2 UK Financing I PLC 4.75% 7/15/31 (c)	21,200	19,000
Windstream Escrow LLC 7.75% 8/15/28 (c)	14,572	12,776
Zayo Group Holdings, Inc. 4% 3/1/27 (c)	12,590	9,574
		375,432
Textiles/Apparel - 0.1%
Crocs, Inc.:
4.125% 8/15/31 (c)	6,075	5,178
4.25% 3/15/29 (c)	8,675	7,851
Kontoor Brands, Inc. 4.125% 11/15/29 (c)	5,320	4,829
		17,858
Transportation Ex Air/Rail - 0.2%
Seaspan Corp. 5.5% 8/1/29 (c)	9,095	7,743
XPO, Inc.:
6.25% 6/1/28 (c)	5,950	5,957
7.125% 2/1/32 (c)	9,085	9,261
		22,961
Utilities - 2.1%
Clearway Energy Operating LLC:
3.75% 2/15/31 (c)	13,295	11,525
3.75% 1/15/32 (c)	6,075	5,160
4.75% 3/15/28 (c)	6,920	6,589
NextEra Energy Partners LP 7.25% 1/15/29 (c)	6,060	6,242
NRG Energy, Inc.:
3.375% 2/15/29 (c)	5,145	4,539
3.625% 2/15/31 (c)	10,215	8,762
3.875% 2/15/32 (c)	1,254	1,075
5.75% 1/15/28	9,000	8,904
6.625% 1/15/27	6,378	6,395
Pacific Gas & Electric Co.:
3.45% 7/1/25	2,868	2,797
3.75% 7/1/28	2,868	2,701
3.95% 12/1/47	10,826	8,081
4% 12/1/46	13,774	10,355
4.3% 3/15/45	5,995	4,784
PG&E Corp.:
5% 7/1/28	22,000	21,259
5.25% 7/1/30	8,330	7,954
Pike Corp.:
5.5% 9/1/28 (c)	37,175	35,489
8.625% 1/31/31 (c)	15,130	16,006
Vistra Operations Co. LLC:
4.375% 5/1/29 (c)	23,230	21,330
5% 7/31/27 (c)	22,585	21,880
5.5% 9/1/26 (c)	3,485	3,453
5.625% 2/15/27 (c)	28,195	27,774
7.75% 10/15/31 (c)	11,985	12,450
		255,504
TOTAL NONCONVERTIBLE BONDS		7,498,973
TOTAL CORPORATE BONDS (Cost $7,876,333)		7,565,463

Common Stocks - 15.1%
	Shares	Value ($) (000s)
Aerospace - 0.1%
TransDigm Group, Inc.	13,200	14,423
Air Transportation - 0.1%
Air Canada (j)	23,000	312
Delta Air Lines, Inc.	146,750	5,744
TOTAL AIR TRANSPORTATION		6,056
Automotive & Auto Parts - 0.2%
BYD Co. Ltd. (H Shares)	1,184,500	26,521
Exide Technologies (b)(j)	385	0
Exide Technologies (b)(j)	9,824	0
Exide Technologies (b)(j)	580,031	0
UC Holdings, Inc. (b)(j)	677,217	657
TOTAL AUTOMOTIVE & AUTO PARTS		27,178
Banks & Thrifts - 0.0%
Algoma Steel Group, Inc.	638,696	5,327
Broadcasting - 0.1%
iHeartMedia, Inc. (j)	104	0
Nexstar Media Group, Inc. Class A	53,232	9,460
TOTAL BROADCASTING		9,460
Building Materials - 0.9%
Builders FirstSource, Inc. (j)	90,400	15,705
Carlisle Companies, Inc.	58,000	18,227
Eagle Materials, Inc.	90,800	20,546
EMCOR Group, Inc.	57,600	13,139
Fortune Brands Innovations, Inc.	319,300	24,774
WESCO International, Inc.	76,800	13,326
TOTAL BUILDING MATERIALS		105,717
Capital Goods - 0.4%
Deere & Co.	14,600	5,746
Parker Hannifin Corp.	33,800	15,700
Regal Rexnord Corp.	87,100	11,624
Trane Technologies PLC	75,800	19,105
TOTAL CAPITAL GOODS		52,175
Chemicals - 0.3%
Olin Corp.	342,900	17,855
The Chemours Co. LLC	461,210	13,915
Westlake Corp.	51,200	7,084
TOTAL CHEMICALS		38,854
Consumer Products - 0.1%
Tapestry, Inc.	344,400	13,359
Containers - 0.2%
Graphic Packaging Holding Co.	973,700	24,839
Diversified Financial Services - 0.8%
Apollo Global Management, Inc.	344,200	34,558
Carnelian Point Holdings LP warrants (b)(j)	931	3
MasterCard, Inc. Class A	65,600	29,469
OneMain Holdings, Inc.	769,000	36,604
PJT Partners, Inc.	5,092	490
TOTAL DIVERSIFIED FINANCIAL SERVICES		101,124
Energy - 1.1%
Antero Resources Corp. (j)	306,925	6,857
California Resources Corp.	574,438	27,389
California Resources Corp. warrants 10/27/24 (j)	57,076	778
Canvas Energy, Inc.:
Series A warrants 10/1/24 (b)(j)	392	0
Series B warrants 10/1/25 (b)(j)	392	0
Cheniere Energy, Inc.	205,700	33,733
Diamond Offshore Drilling, Inc. (j)	118,485	1,446
EP Energy Corp. (b)(j)	841,775	1,456
Forbes Energy Services Ltd. (b)(j)	193,218	0
Mesquite Energy, Inc. (b)(j)	317,026	25,543
Permian Resource Corp. Class A (k)	1,918,500	25,861
PureWest Energy (b)	17,812	4
PureWest Energy rights (b)(j)	10,734	0
SolarEdge Technologies, Inc. (j)	45,300	3,012
Superior Energy Services, Inc. Class A (b)	110,370	8,246
Unit Corp.	37,978	1,513
TOTAL ENERGY		135,838
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(g)(j)	3,366,626	2,323
Food & Drug Retail - 0.2%
Southeastern Grocers, Inc. (b)(g)(j)	793,345	21,325
Food/Beverage/Tobacco - 0.4%
Celsius Holdings, Inc. (j)	238,100	11,881
JBS SA	4,652,100	22,000
U.S. Foods Holding Corp. (j)	457,600	21,054
TOTAL FOOD/BEVERAGE/TOBACCO		54,935
Gaming - 0.3%
Boyd Gaming Corp.	453,873	28,816
Studio City International Holdings Ltd.:
ADR (c)(j)	631,958	4,228
(NYSE) ADR (j)	695,700	4,654
TOTAL GAMING		37,698
Healthcare - 0.3%
Encompass Health Corp.	34	2
Enhabit Home Health & Hospice (j)	17	0
IQVIA Holdings, Inc. (j)	54,700	11,390
Tenet Healthcare Corp. (j)	105,498	8,729
UnitedHealth Group, Inc.	42,700	21,851
TOTAL HEALTHCARE		41,972
Homebuilders/Real Estate - 0.8%
Arthur J. Gallagher & Co.	211,900	49,195
TopBuild Corp. (j)	68,400	25,248
Willscot Mobile Mini Holdings (j)	610,100	28,858
TOTAL HOMEBUILDERS/REAL ESTATE		103,301
Metals/Mining - 0.0%
Elah Holdings, Inc. (j)	906	28
Restaurants - 0.1%
Domino's Pizza, Inc.	30,300	12,914
Services - 0.6%
Airbnb, Inc. Class A (j)	202,100	29,131
Penhall Acquisition Co. (b)	34,884	362
Penhall Acquisition Co. (b)	34,884	0
Visa, Inc. Class A	178,500	48,777
TOTAL SERVICES		78,270
Steel - 0.0%
Algoma Steel SCA (b)(j)	198,162	0
Super Retail - 0.8%
Amazon.com, Inc. (j)	146,600	22,752
Arena Brands Holding Corp. Class B (b)(g)(j)	659,302	6,613
Booking Holdings, Inc. (j)	4,600	16,134
Dick's Sporting Goods, Inc.	140,400	20,929
Lowe's Companies, Inc.	55,100	11,727
Williams-Sonoma, Inc.	76,303	14,756
TOTAL SUPER RETAIL		92,911
Technology - 5.9%
Accenture PLC Class A	36,900	13,427
Adobe, Inc. (j)	57,400	35,461
Alphabet, Inc. Class A (j)	277,000	38,808
AMETEK, Inc.	78,500	12,721
Arista Networks, Inc. (j)	96,000	24,833
ASML Holding NV (depository receipt)	21,300	18,527
CDW Corp.	50,600	11,472
Dynatrace, Inc. (j)	335,700	19,135
Eaton Corp. PLC	115,800	28,496
Fiserv, Inc. (j)	248,700	35,283
Gen Digital, Inc.	606,400	14,238
Global Payments, Inc.	79,224	10,555
KLA Corp.	21,700	12,891
Lam Research Corp.	32,500	26,818
Marvell Technology, Inc.	273,700	18,529
Meta Platforms, Inc. Class A	215,300	83,997
Microchip Technology, Inc.	136,831	11,655
Microsoft Corp.	129,400	51,447
Nextracker, Inc. Class A	237,600	10,756
nVent Electric PLC	315,900	18,967
NVIDIA Corp.	134,900	83,000
NXP Semiconductors NV	43,800	9,223
ON Semiconductor Corp. (j)	523,203	37,215
Oracle Corp.	208,200	23,256
Salesforce, Inc. (j)	111,700	31,398
Synopsys, Inc. (j)	32,000	17,067
UiPath, Inc. Class A (j)	835,200	19,193
Vertiv Holdings Co.	414,400	23,343
TOTAL TECHNOLOGY		741,711
Telecommunications - 0.3%
EchoStar Holding Corp. Class A (j)	769,300	10,301
GTT Communications, Inc. (b)	85,487	3,003
Palo Alto Networks, Inc. (j)	54,800	18,550
TOTAL TELECOMMUNICATIONS		31,854
Textiles/Apparel - 0.3%
Crocs, Inc. (j)	232,641	23,608
LVMH Moet Hennessy Louis Vuitton SE	11,800	9,818
TOTAL TEXTILES/APPAREL		33,426
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA:
Class A1 (b)(g)(j)	598,287	0
Class A2 (b)(g)(j)	598,287	0
Class A3 (b)(g)(j)	598,287	0
Class A4 (b)(g)(j)	598,287	0
Class A5 (b)(g)(j)	598,287	0
Class A6 (b)(g)(j)	598,287	0
Class A7 (b)(g)(j)	598,287	0
Class A8 (b)(g)(j)	598,287	0
Class A9 (b)(g)(j)	598,287	0
TOTAL TRANSPORTATION EX AIR/RAIL		0
Utilities - 0.8%
Constellation Energy Corp.	267,200	32,598
PG&E Corp.	2,097,796	35,390
Portland General Electric Co.	14,817	606
Vistra Corp.	636,300	26,107
TOTAL UTILITIES		94,701
TOTAL COMMON STOCKS (Cost $1,486,992)		1,881,719

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.0%
Exide Technologies (b)(j)	858	0
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (b)(g)(j)	287,159,690	3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,049)		3

Bank Loan Obligations - 7.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.3%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1393% 8/11/28 (e)(f)(l)	8,968	8,967
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0678% 10/20/27 (e)(f)(l)	2,618	2,675
United Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2011% 4/21/28 (e)(f)(l)	20,512	20,515
TOTAL AIR TRANSPORTATION		32,157
Automotive & Auto Parts - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3326% 5/6/30 (e)(f)(l)	2,638	2,638
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8239% 12/17/28 (e)(f)(l)	16,487	12,219
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 1/20/31 (f)(l)(m)	2,230	2,230
TOTAL AUTOMOTIVE & AUTO PARTS		17,087
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5865% 7/25/30 (e)(f)(l)	9,576	9,553
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4527% 8/24/26 (e)(f)(l)	6,761	6,392
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5981% 6/24/29 (e)(f)(l)	744	743
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 1/31/29 (e)(f)(l)	7,369	7,345
TOTAL BROADCASTING		14,480
Building Materials - 0.4%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 5/17/28 (e)(f)(l)	23,410	20,188
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8797% 2/25/29 (e)(f)(l)	22,414	22,009
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 6/4/28 (e)(f)(l)	6,342	6,303
TOTAL BUILDING MATERIALS		48,500
Capital Goods - 0.0%
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6984% 3/17/30 (e)(f)(l)	1,563	1,563
Chemicals - 0.3%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (e)(f)(l)	17,860	17,641
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 11/9/28 (e)(f)(l)	3,631	3,615
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 9/22/28 (e)(f)(l)	14,719	14,708
TOTAL CHEMICALS		35,964
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 12/22/26 (e)(f)(l)	19,795	19,779
TKC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9471% 5/14/28 (e)(f)(l)	10,075	9,647
TOTAL CONSUMER PRODUCTS		29,426
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.476% 2/9/26 (e)(f)(l)	1,464	1,404
Energy - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(d)(e)(l)	1,810	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(f)(l)	5,861	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(d)(f)(l)	2,528	0
TOTAL ENERGY		0
Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8326% 11/30/28 (e)(f)(l)	2,175	2,166
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8326% 11/30/28 (e)(f)(l)	166	165
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7011% 6/21/28 (e)(f)(l)	2,954	2,929
TOTAL ENVIRONMENTAL		5,260
Food/Beverage/Tobacco - 0.0%
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 1/31/31 (f)(l)(m)	2,150	2,129
Naked Juice LLC 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6981% 1/24/29 (e)(f)(l)	2,251	2,126
TOTAL FOOD/BEVERAGE/TOBACCO		4,255
Gaming - 0.4%
Caesars Entertainment, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 1/24/31 (f)(l)(m)	12,020	11,990
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3326% 1/27/29 (e)(f)(l)	29,522	29,426
Light & Wonder International, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.0832% 4/14/29 (e)(f)(l)	2,349	2,348
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5981% 8/1/30 (e)(f)(l)	6,005	6,008
TOTAL GAMING		49,772
Healthcare - 0.4%
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4481% 10/1/27 (e)(f)(l)	17,362	16,859
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 5/5/28 (e)(f)(l)	6,143	6,138
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4511% 10/23/28 (e)(f)(l)	970	968
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.45% 6/2/28 (e)(f)(l)	14,878	14,850
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 11/15/28 (e)(f)(l)	7,069	7,046
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.8598% 7/3/28 (e)(f)(l)	1,393	1,394
TOTAL HEALTHCARE		47,255
Hotels - 0.2%
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 10/18/28 (e)(f)(l)	20,726	20,707
Insurance - 0.3%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1498% 2/15/27 (e)(f)(l)	17,897	17,794
CME Term SOFR 1 Month Index + 4.250% 9.8998% 2/15/27 (e)(f)(l)	1,416	1,414
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8882% 11/6/30 (e)(f)(l)	3,100	3,106
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8332% 11/6/30 (e)(f)(l)	10,857	10,874
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5741% 6/20/30 (e)(f)(l)	9,230	9,229
TOTAL INSURANCE		42,417
Leisure - 0.3%
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3355% 8/8/27 (e)(f)(l)	35,377	35,350
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 3/9/30 (e)(f)(l)	2,903	2,895
TOTAL LEISURE		38,245
Metals/Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8326% 8/18/30 (e)(f)(l)	1,636	1,634
Paper - 0.5%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.1076% 4/13/29 (e)(f)(l)	59,189	58,736
Services - 1.1%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 12/21/28 (e)(f)(l)	17,756	17,781
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 3/6/25 (e)(f)(l)	11,984	11,939
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1826% 12/10/29 (e)(f)(l)	15,190	14,003
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 12/10/28 (e)(f)(l)	17,816	17,440
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (e)(f)(l)	30,174	30,065
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4234% 4/11/29 (e)(f)(l)	15,562	14,280
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1987% 12/16/26 (e)(f)(l)	5,064	5,088
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0756% 1/15/27 (e)(f)(l)	10,781	10,665
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (e)(f)(l)	17,785	15,826
TOTAL SERVICES		137,087
Specialty Retailing - 0.0%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.6867% 6/30/27 (e)(f)(l)	888	883
Super Retail - 0.6%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1826% 12/18/27 (e)(f)(l)	72,009	71,325
Technology - 2.4%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 2/16/28 (e)(f)(l)	1,131	1,106
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5826% 2/15/29 (e)(f)(l)	29,189	28,751
Boxer Parent Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5826% 12/29/28 (e)(f)(l)	31,331	31,347
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1098% 9/30/28 (e)(f)(l)	18,169	18,128
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1971% 3/31/28 (e)(f)(l)	1,979	1,959
First Advantage Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1971% 1/31/27 (e)(f)(l)	3,110	3,111
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6981% 8/19/28 (e)(f)(l)	11,516	11,468
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.8598% 7/3/28 (e)(f)(l)	5,592	5,595
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2027% 3/1/29 (e)(f)(l)	31,093	30,758
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5826% 5/3/28 (e)(f)(l)	17,736	17,351
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 6/2/28 (e)(f)(l)	6,623	6,449
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 10/26/30 (e)(f)(l)	12,015	12,030
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 8/31/28 (e)(f)(l)	48,220	47,859
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4471% 4/22/28 (e)(f)(l)	5,894	5,764
UKG, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6802% 5/4/26 (e)(f)(l)	39,817	39,808
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (e)(f)(l)	4,000	3,997
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 1/30/31 (f)(l)(m)	1,770	1,768
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4471% 9/1/25 (e)(f)(l)	10,049	8,629
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6826% 2/28/27 (e)(f)(l)	23,142	23,127
TOTAL TECHNOLOGY		299,005
Telecommunications - 0.2%
Aventiv Technologies LLC Tranche B, term loan CME Term SOFR 1 Month Index + 4.500% 10.4997% 11/1/24 (e)(f)(l)	6,911	4,701
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8326% 12/12/26 (e)(f)(l)	8,711	8,697
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4481% 6/30/28 (e)(f)(l)	3,730	2,611
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4326% 12/30/27 (e)(f)(l)	4,598	4,103
TOTAL TELECOMMUNICATIONS		20,112
TOTAL BANK LOAN OBLIGATIONS (Cost $1,000,101)		986,827

Preferred Securities - 6.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 5.4%
Ally Financial, Inc. 4.7% (e)(n)	7,055	5,362
Bank of America Corp.:
CME Term SOFR 3 Month Index + 3.390% 8.7737% (e)(f)(n)	61,440	61,726
5.125% (e)(n)	36,030	35,705
5.875% (e)(n)	102,630	99,551
6.25% (e)(n)	28,555	28,445
Citigroup, Inc.:
5% (e)(n)	60,300	59,444
6.3% (e)(n)	5,610	5,573
Citigroup, Inc. 4.7% (e)(n)	15,285	14,549
Goldman Sachs Group, Inc. CME Term SOFR 3 Month Index + 3.130% 8.5047% (e)(f)(n)	70,565	70,442
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 3.560% 8.9387% (e)(f)(n)	69,385	69,588
4% (e)(n)	26,340	25,152
4.6% (e)(n)	31,365	30,557
5% (e)(n)	30,845	30,559
6.125% (e)(n)	17,585	17,552
6.75% (e)(f)(n)	8,330	8,394
Wells Fargo & Co.:
5.875% (e)(n)	50,420	50,105
5.9% (e)(n)	63,075	62,978
TOTAL BANKS & THRIFTS		675,682
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (c)(n)	40	2
Energy - 1.3%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.6693% (e)(f)(n)	110,889	108,513
6.625% (e)(n)	30,505	27,506
7.125% (e)(n)	26,105	25,234
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 13.0762% (d)(e)(f)(n)	2,912	2,759
TOTAL ENERGY		164,012
TOTAL PREFERRED SECURITIES (Cost $848,108)		839,696

Other - 2.8%
	Shares	Value ($) (000s)
Other - 2.8%
Fidelity Private Credit Central Fund LLC (g)(q) (Cost $347,177)	34,888,952	355,870

Money Market Funds - 6.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (o)	805,834,831	805,996
Fidelity Securities Lending Cash Central Fund 5.39% (o)(p)	7,124	7
TOTAL MONEY MARKET FUNDS (Cost $805,957)		806,003

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $12,375,717)	12,435,581
NET OTHER ASSETS (LIABILITIES) - 0.4%	49,352
NET ASSETS - 100.0%	12,484,933

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,053,021,000 or 48.5% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $393,264,000 or 3.1% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	The coupon rate will be determined upon settlement of the loan after period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.
(q)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	21,592

Fidelity Private Credit Central Fund LLC	4/15/22 - 1/02/24	347,180

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	6,608

New Cotai LLC/New Cotai Capital Corp.	9/11/20	16,677

Southeastern Grocers, Inc.	6/01/18	5,580

Tricer Holdco SCA	10/16/09 - 12/30/17	10,248

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,655

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	597,099	2,278,094	2,069,197	29,295	-	-	805,996	1.6%
Fidelity Private Credit Central Fund LLC	324,274	353,520	331,470	31,965	-	9,543	355,867	51.3%
Fidelity Securities Lending Cash Central Fund 5.39%	-	81,779	81,772	5	-	-	7	0.0%
Total	921,373	2,713,393	2,482,439	61,265	-	9,543	1,161,870

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.